Derivative Instruments and Hedging Activities - Euro Notes Designated as a Hedge of Net Investment (Details) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Derivative [Line Items]
Foreign exchange gains (losses) associated with net investment hedge			$ 0	$ (17,005)	$ (6,003)
Cumulative net gains	$ 27,223	$ (66,224)	(134,834)	$ 46,635	$ 11,866
Euro Notes | Designated Hedging Instruments | Net Investment Hedging
Derivative [Line Items]
Hedged notes | €						€ 300,000	€ 284,986
Cumulative net gains			$ 3,256